Borrowings - Additional Information (Detail) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 25,927,417		¥ 10,315,445
Unsecured Three Year Syndicated Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	8,225,000	$ 1,290
Notional amount	¥ 1,500,000
Borrowings, adjustment to interest rate basis	1.25%	1.25%
Borrowings interest rate basis	LIBOR rate plus 1.25%
Secured Deposits [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 2,992,000	$ 469
Secured Deposits [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.35%	1.35%
Secured Deposits [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.90%	1.90%